Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Sales and financial services revenue:
Total sales and financial services revenue	¥ 13,020,768	¥ 10,974,373	¥ 9,921,513
Financial services revenue
Insurance revenue	586,115	554,570
Costs and expenses:
Cost of sales	8,089,317	7,174,723	5,845,804
Selling, general and administrative	2,156,156	1,969,170	1,588,473
Financial services expenses
Insurance service expenses	407,206	382,213
Insurance finance expenses (income)	1,029,700	85,399
Other financial services expenses	169,464	96,949
Financial services expenses (before applying IFRS 17)			1,374,037
Total financial services expenses	1,606,370	564,561	1,374,037
Other operating (income) expense, net	(29,404)	(12,021)	(65,494)
Total costs and expenses	11,822,439	9,696,433	8,742,820
Share of profit (loss) of investments accounted for using the equity method	10,502	24,449	23,646
Operating income	1,208,831	1,302,389	1,202,339
Financial income	125,597	31,058	19,304
Financial expenses	65,766	58,951	104,140
Income before income taxes	1,268,662	1,274,496	1,117,503
Income taxes	288,168	262,723	229,097
Net income	980,494	1,011,773	888,406
Net income attributable to
Sony Group Corporation's stockholders	970,573	1,005,277	882,178
Noncontrolling interests	¥ 9,921	¥ 6,496	¥ 6,228
Net income attributable to Sony Group Corporation's stockholders
— Basic	¥ 788.29	¥ 813.53	¥ 711.84
— Diluted	¥ 785.68	¥ 809.85	¥ 705.16
Sales of products and services [member]
Sales and financial services revenue:
Total sales and financial services revenue	¥ 11,260,037	¥ 10,095,841	¥ 8,396,702
Financial services revenue [member]
Financial services revenue
Insurance revenue	586,115	554,570
Other financial services revenue	1,174,616	323,962
Financial services revenue (before applying IFRS 17)			1,524,811
Total financial services revenue	¥ 1,760,731	¥ 878,532	¥ 1,524,811